Other Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	$ 62.1	3,728.7	3,392.9
Sundry accounts receivable	374.3	22,455.4	17,256.4
Advance tax (net of provision for taxes)	204.2	12,251.3	14,881.1
Advances	24.1	1,444.8	1,701.2
Prepaid expenses	19.3	1,160.2	1,319.6
Restricted cash/ securitization margin for credit enhancement and securitized transactions	61.3	3,677.4	4,372.2
Derivatives	2,374.7	142,479.3	72,523.0
Others	451.5	27,093.9	20,390.5
Total	$ 3,571.5	214,291.0	135,836.9